Post-employment benefits - Disclosure of income statement impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plans	€ (1,169)	€ (1,199)	€ (652)
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	721	1,202	1,224
Interest cost	71	87	75
Administrative cost	0	0	(667)
Settlements	(23)
Effect of any curtailments/settlements (+/-)		(3)	(1,206)
Unrealized FX impact	291	(131)	233
Defined benefit plans	€ (1,106)	€ (1,155)	€ (341)